Consolidated Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement
Revenues	€ 288,836	€ 127,087	€ 129,519
Other income	29,009	28,830	22,093
Total revenues and other income	317,845	155,918	151,612
Research and development expenses	(322,875)	(218,502)	(139,573)
General and administrative expenses	(35,631)	(24,415)	(21,744)
Sales and marketing expenses	(4,146)	(2,803)	(1,785)
Operating loss	(362,652)	(245,720)	(163,103)
Operating gain / loss (-)	(44,807)	(89,802)	(11,491)
Fair value re-measurement of share subscription agreement			57,479
Other financial income	18,335	4,877	9,950
Other financial expenses	(2,737)	(30,582)	(1,692)
Income / loss (-) before tax	(29,209)	(115,507)	54,246
Income taxes	(50)	(198)	(235)
Net income / loss (-)	(29,259)	(115,704)	54,012
Net income / loss (-) attributable to: Owners of the paren	€ (29,259)	€ (115,704)	€ 54,012
Basic income / loss (-) per share	€ (0.56)	€ (2.34)	€ 1.18
Diluted gain / loss (-) per share	€ (0.56)	€ (2.34)	€ 1.14
Weighted average number of shares - Basic	52,113,000	49,479,000	45,696,000
Weighted average number of shares - Diluted	52,113,000	49,479,000	47,308,000